UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Theta Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 2.1%
$4,416,949	Fannie Mae REMICS Series 2018-96, Class BH, 4.000% 9/25/2047	$4,576,410
3,544,137	Freddie Mac REMICS Series 4795, Class WA, 3.500% 12/15/2044	3,601,804
	TOTAL ASSET-BACKED SECURITIES
	(Cost $8,084,237)	8,178,214
	COLLATERALIZED MORTGAGE OBLIGATIONS — 16.6%
	Fannie Mae REMICS
4,055,920	Series 2018-49, Class CA, 4.000%, 12/25/2042	4,178,073
2,705,737	Series 2018-38, Class EC, 4.000%, 4/25/2043	2,791,309
2,957,736	Series 2015-94, Class EP, 3.000%, 7/25/2043	2,940,578
3,356,104	Series 2016-31, Class UP, 3.000%, 8/25/2044	3,363,242
3,670,887	Series 2017-105, Class BA, 3.000%, 8/25/2044	3,699,806
	Freddie Mac REMICS
3,685,116	Series 4766, Class VC, 4.000%, 4/15/2029	3,912,473
3,684,868	Series 4772, Class VL, 4.000%, 4/15/2029	3,878,431
2,711,010	Series 4809, Class KA, 4.000%, 3/15/2040	2,773,439
3,132,233	Series 4646, Class DA, 3.500%, 1/15/2042	3,191,726
3,657,610	Series 4800, Class LA, 4.000%, 4/15/2042	3,749,800
1,457,236	Series 4823, Class TA, 4.000%, 6/15/2042	1,493,132
3,159,447	Series 4769, Class T, 4.500%, 3/15/2043[1]	3,272,432
3,542,708	Series 4746, Class NA, 3.500%, 4/15/2043	3,619,747
3,045,815	Series 4314, Class PD, 3.750%, 7/15/2043	3,142,100
1,907,287	Series 4818, Class PA, 4.000%, 6/15/2045	1,974,683
4,287,823	Series 4808, Class DG, 3.500%, 9/15/2045	4,369,296
4,441,432	Series 4848, Class TA, 4.500%, 12/15/2045	4,677,694
3,675,491	Series 4727, Class PA, 3.000%, 3/15/2046	3,719,071
3,631,788	Government National Mortgage Association Series 2017-101, Class DK, 2.750% 4/20/2046[1]	3,613,491
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $63,958,529)	64,360,523
	CORPORATE BONDS — 65.0%
	COMMUNICATIONS — 3.5%
2,500,000	AT&T, Inc. 3.583% (LIBOR 3 Month+89 basis points), 2/15/2023[2,3]	2,437,668
	Comcast Corp.
2,750,000	5.150%, 3/1/2020	2,810,679
3,350,000	2.750%, 3/1/2023[1]	3,346,308
2,750,000	NBCUniversal Enterprise, Inc. 1.974%, 4/15/2019[4]	2,749,290

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$2,350,000	Walt Disney Co. 3.000%, 9/15/2022[4]	$2,374,367
		13,718,312
	CONSUMER DISCRETIONARY — 6.3%
1,500,000	eBay, Inc. 3.620% (LIBOR 3 Month+87 basis points), 1/30/2023[3]	1,494,590
	Ford Motor Credit Co. LLC
1,000,000	2.681%, 1/9/2020	995,922
1,500,000	3.797% (LIBOR 3 Month+100 basis points), 1/9/2020[3]	1,499,921
	General Motors Financial Co., Inc.
2,500,000	4.347% (LIBOR 3 Month+155 basis points), 1/14/2022[3]	2,507,972
3,000,000	3.450%, 4/10/2022[1]	3,001,545
2,500,000	3.911% (LIBOR 3 Month+131 basis points), 6/30/2022[3]	2,482,307
	Home Depot, Inc.
2,350,000	2.700%, 4/1/2023[1]	2,362,859
3,000,000	3.900%, 12/6/2028[1]	3,190,614
1,850,000	Lowe's Cos., Inc. 3.875%, 9/15/2023[1]	1,929,476
	Toyota Motor Credit Corp.
2,000,000	3.075% (LIBOR 3 Month+48 basis points), 9/8/2022[3]	1,999,834
3,000,000	3.650%, 1/8/2029	3,126,666
		24,591,706
	CONSUMER STAPLES — 2.7%
3,250,000	Altria Group, Inc. 4.750%, 5/5/2021	3,378,086
1,550,000	Estee Lauder Cos., Inc. 1.800%, 2/7/2020	1,540,120
2,500,000	Mead Johnson Nutrition Co. 3.000%, 11/15/2020	2,509,633
3,000,000	Target Corp. 3.875%, 7/15/2020	3,053,601
		10,481,440
	ENERGY — 3.7%
3,000,000	BP Capital Markets PLC 3.279%, 9/19/2027[1,5]	2,990,505
2,500,000	Chevron Corp. 1.961%, 3/3/2020[1]	2,484,215
2,700,000	EOG Resources, Inc. 5.625%, 6/1/2019	2,712,757

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Shell International Finance B.V.
$2,975,000	1.375%, 9/12/2019[5]	$2,957,680
3,000,000	3.875%, 11/13/2028[1,5]	3,181,086
		14,326,243
	FINANCIALS — 26.5%
2,795,000	Aflac, Inc. 3.625%, 11/15/2024[2]	2,898,801
2,750,000	American Express Credit Corp. 3.045% (LIBOR 3 Month+43 basis points), 3/3/2020[1,2,3]	2,754,612
2,215,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	2,376,398
2,975,000	Australia & New Zealand Banking Group Ltd./New York NY 1.600%, 7/15/2019[5]	2,966,013
	Bank of America Corp.
1,850,000	2.250%, 4/21/2020	1,840,591
1,850,000	5.000%, 5/13/2021[2]	1,935,305
	Bank of New York Mellon Corp.
850,000	3.801% (LIBOR 3 Month+105 basis points), 10/30/2023[1,3]	860,372
3,000,000	3.000%, 10/30/2028[1]	2,922,225
2,835,000	Barclays PLC 4.807% (LIBOR 3 Month+211 basis points), 8/10/2021[3,5]	2,890,223
3,475,000	Berkshire Hathaway, Inc. 2.200%, 3/15/2021[1]	3,460,429
2,950,000	Capital One Financial Corp. 4.750%, 7/15/2021[2]	3,078,101
2,100,000	Capital One N.A. 3.900% (LIBOR 3 Month+115 basis points), 1/30/2023[1,3]	2,104,788
2,000,000	Citibank N.A. 2.850%, 2/12/2021[1]	2,007,872
2,000,000	Citigroup, Inc. 4.056% (LIBOR 3 Month+143 basis points), 9/1/2023[1,3]	2,034,058
2,000,000	Commonwealth Bank of Australia 3.438% (LIBOR 3 Month+83 basis points), 9/6/2021[3,4,5]	2,018,798
	Goldman Sachs Group, Inc.
2,550,000	2.600%, 12/27/2020[1,2]	2,536,903
2,000,000	3.779% (LIBOR 3 Month+100 basis points), 7/24/2023[1,3]	2,000,030
2,000,000	4.515% (LIBOR 3 Month+175 basis points), 10/28/2027[1,3]	2,021,234
3,250,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	3,339,869
3,250,000	HSBC Holdings PLC 5.100%, 4/5/2021[5]	3,389,734

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	Huntington Bancshares, Inc. 3.150%, 3/14/2021[1]	$3,026,031
2,250,000	Huntington National Bank 2.375%, 3/10/2020[1]	2,242,778
2,825,000	JPMorgan Chase & Co. 4.500%, 1/24/2022	2,956,362
2,750,000	KeyBank N.A. 1.600%, 8/22/2019	2,738,351
2,750,000	Manufacturers & Traders Trust Co. 2.250%, 7/25/2019[1]	2,746,664
2,750,000	Mastercard, Inc. 2.000%, 4/1/2019	2,750,000
994,000	MetLife, Inc. 4.750%, 2/8/2021	1,030,354
	Mitsubishi UFJ Financial Group, Inc.
3,000,000	2.950%, 3/1/2021[5]	3,006,243
3,000,000	3.455%, 3/2/2023[5]	3,042,786
	Morgan Stanley
3,500,000	5.750%, 1/25/2021	3,676,890
2,000,000	3.958% (LIBOR 3 Month+122 basis points), 5/8/2024[1,3]	2,015,796
3,000,000	PNC Financial Services Group, Inc. 3.500%, 1/23/2024[1]	3,073,218
3,350,000	Simon Property Group LP 4.375%, 3/1/2021[1]	3,444,252
2,750,000	Sumitomo Mitsui Banking Corp. 2.250%, 7/11/2019[5]	2,746,821
2,000,000	Sumitomo Mitsui Financial Group, Inc. 3.567% (LIBOR 3 Month+78 basis points), 7/12/2022[3,5]	2,003,696
1,085,000	TD Ameritrade Holding Corp. 5.600%, 12/1/2019	1,105,310
2,550,000	UBS A.G. 2.375%, 8/14/2019[5]	2,547,529
2,975,000	Wells Fargo & Co. 2.550%, 12/7/2020	2,966,483
	Westpac Banking Corp.
2,750,000	4.875%, 11/19/2019[5]	2,787,796
3,250,000	2.150%, 3/6/2020[5]	3,233,925
		102,577,641
	HEALTH CARE — 7.2%
1,750,000	AbbVie, Inc. 2.500%, 5/14/2020[1]	1,745,170

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$2,975,000	Amgen, Inc. 2.200%, 5/22/2019[1]	$2,973,867
2,500,000	Bayer U.S. Finance II LLC 2.200%, 7/15/2022[1,4]	2,376,262
3,000,000	Cigna Holding Co 3.250%, 4/15/2025[1]	2,976,363
3,000,000	CVS Health Corp. 4.750%, 12/1/2022[1,2]	3,157,053
2,255,000	Gilead Sciences, Inc. 2.550%, 9/1/2020	2,252,853
3,000,000	GlaxoSmithKline Capital, Inc. 3.875%, 5/15/2028	3,148,425
	Merck & Co., Inc.
3,750,000	3.875%, 1/15/2021[1]	3,830,584
2,805,000	2.800%, 5/18/2023	2,835,053
2,750,000	UnitedHealth Group, Inc. 2.700%, 7/15/2020	2,756,223
		28,051,853
	INDUSTRIALS — 4.3%
2,000,000	Burlington Northern Santa Fe LLC 3.000%, 3/15/2023[1]	2,023,246
2,975,000	Caterpillar Financial Services Corp. 1.700%, 8/9/2021	2,917,312
2,975,000	Caterpillar, Inc. 3.900%, 5/27/2021	3,054,081
3,350,000	General Electric Co. 3.112% (LIBOR 3 Month+38 basis points), 5/5/2026[2,3]	2,980,562
1,750,000	Honeywell International, Inc. 1.800%, 10/30/2019	1,741,533
2,975,000	Illinois Tool Works, Inc. 6.250%, 4/1/2019	2,975,000
850,000	United Parcel Service, Inc. 3.074% (LIBOR 3 Month+38 basis points), 5/16/2022[3]	852,111
		16,543,845
	MATERIALS — 2.8%
2,500,000	EI du Pont de Nemours & Co. 3.266% (LIBOR 3 Month+53 basis points), 5/1/2020[3]	2,507,555
2,300,000	Newmont Mining Corp. 3.500%, 3/15/2022[1]	2,332,775
3,000,000	Packaging Corp. of America 2.450%, 12/15/2020	2,980,527

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$3,000,000	PPG Industries, Inc. 3.200%, 3/15/2023[1]	$3,040,392
		10,861,249
	TECHNOLOGY — 5.5%
	Apple, Inc.
1,500,000	3.197% (LIBOR 3 Month+50 basis points), 2/9/2022[2,3]	1,513,341
3,000,000	3.200%, 5/11/2027[1,2]	3,027,600
2,975,000	Cisco Systems, Inc. 2.450%, 6/15/2020	2,970,838
	Oracle Corp.
2,475,000	3.875%, 7/15/2020	2,519,055
2,850,000	2.500%, 5/15/2022[1]	2,841,216
3,000,000	3.250%, 11/15/2027[1]	3,019,503
	QUALCOMM, Inc.
2,750,000	2.250%, 5/20/2020	2,738,937
2,500,000	3.480% (LIBOR 3 Month+73 basis points), 1/30/2023[3]	2,500,725
		21,131,215
	UTILITIES — 2.5%
2,950,000	Edison International 2.125%, 4/15/2020	2,928,128
1,350,000	Florida Power & Light Co. 3.250%, 6/1/2024[1]	1,384,086
2,850,000	Georgia Power Co. 4.250%, 12/1/2019[2]	2,874,382
2,700,000	Southern Co. 2.350%, 7/1/2021[1]	2,670,986
		9,857,582
	TOTAL CORPORATE BONDS
	(Cost $253,017,442)	252,141,086
	U.S. GOVERNMENT AND AGENCIES — 0.9%
3,323,939	Fannie Mae Pool 3.00%, 1/1/2032	3,357,152
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $3,350,101)	3,357,152
	U.S. TREASURY NOTES — 13.7%
	United States Treasury Note
7,500,000	3.125%, 5/15/2019[2]	7,505,962
10,000,000	3.375%, 11/15/2019[2]	10,054,100
11,500,000	3.625%, 2/15/2020[2]	11,616,127

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES (Continued)
$13,000,000	3.500%, 5/15/2020[2]	$13,157,417
11,000,000	2.625%, 8/15/2020	11,038,027
	TOTAL U.S. TREASURY NOTES
	(Cost $53,294,019)	53,371,633

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	S&P 500 INDEX
230	Exercise Price: $2,700.00, Notional Amount: $62,100,000, Expiration Date: April 3, 2019	3,450
230	Exercise Price: $2,710.00, Notional Amount: $62,330,000, Expiration Date: April 3, 2019	5,175
455	Exercise Price: $2,720.00, Notional Amount: $123,760,000, Expiration Date: April 5, 2019	28,438
	TOTAL PUT OPTIONS
	(Cost $98,928)	37,063
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $98,928)	37,063

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
$2,983,357	UMB Money Market Fiduciary, 0.247%[6]	2,983,357
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,983,357)	2,983,357
	TOTAL INVESTMENTS — 99.1%
	(Cost $384,786,613)	384,429,028
	Other Assets in Excess of Liabilities — 0.9%	3,467,069
	TOTAL NET ASSETS — 100.0%	$387,896,097

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	PUT OPTIONS — (0.1)%
	S&P 500 INDEX
(230)	Exercise Price: $2,780.00, Notional Amount: $(63,940,000), Expiration Date: April 3, 2019	$(46,000)
(230)	Exercise Price: $2,795.00, Notional Amount: $(64,285,000), Expiration Date: April 3, 2019	(80,500)

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
(455)	Exercise Price: $2,805.00, Notional Amount: $(127,627,500), Expiration Date: April 5, 2019	$(357,175)
	TOTAL PUT OPTIONS
	(Proceeds $878,377)	(483,675)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $878,377)	$(483,675)

PLC – Public Limited Company
LP – Limited Partnership

[1]	Callable.
[2]	All or a portion of this security is segregated as collateral for open written options contracts.
[3]	Floating rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,518,717, which represents 2.5% of total net assets of the Fund.
[5]	Foreign security denominated in U.S. Dollars
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Theta Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

Theta Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Theta Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2019 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Theta Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At March 31, 2019, the cost of securities and the proceeds from written options contracts, on a tax basis and gross unrealized appreciation and depreciation on investments and written options contracts for federal income tax purposes were as follows:

Cost of Investments	$383,908,236

Gross unrealized appreciation	$1,666,513
Gross unrealized depreciation	(1,629,396)

Net unrealized appreciation on investments	$37,117

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Theta Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total

Assets
Investments
Asset-Backed Securities	$-	$8,178,214	$-	$8,178,214
Collateralized Mortgage Obligations	-	64,360,523	-	64,360,523
Corporate Bonds**	-	252,141,086	-	252,141,086
U.S. Government and Agencies	-	3,357,152	-	3,357,152
U.S. Treasury Notes	-	53,371,633	-	53,371,633
Purchased Options Contracts	37,063	-	-	37,063
Short-Term Investments	2,983,357	-	-	2,983,357
Total Assets	$3,020,420	$381,408,608	$-	$384,429,028

Liabilities
Written Options Contracts	$483,675	$-	$-	$483,675
Total Investments	$483,675	$-	$-	$483,675

*	The Fund did not hold any Level 3 securities at period end.

**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/19